Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
Basis of consolidation [Policy Text Block]
(a)	Basis of consolidation

These consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries: Fluorinov Pharma Inc. (“Fluorinov”) from the date of its acquisition on January 26, 2016 to the date of its amalgamation on January 1, 2017, and Trillium Therapeutics USA Inc. from its date of incorporation on March 26, 2015.

Subsidiaries are fully consolidated from the date at which control is determined to have occurred and are deconsolidated from the date that the Company no longer controls the entity. The financial statements of the subsidiaries are prepared for the same reporting period as the Company using consistent accounting policies. Intercompany transactions, balances, and gains and losses on transactions between subsidiaries are eliminated.

Foreign currency [Policy Text Block]
(b)	Foreign currency

Transactions in foreign currencies are translated to the functional currency at the rate on the date of the transactions. Monetary assets and liabilities denominated in foreign currencies are retranslated at the spot rate of exchange as at the reporting date. All differences are taken to profit or loss. Non-monetary items that are measured in terms of historical cost in a foreign currency are translated using the exchange rate as at the date of the initial transaction. Non-monetary items measured at fair value in a foreign currency are translated using the exchange rate at the date when the fair value was determined.

Cash and cash equivalents, and marketable securities [Policy Text Block]
(c)	Cash and cash equivalents, and marketable securities
Cash and cash equivalents

Cash equivalents include guaranteed investment certificates (as at December 31, 2018 and 2017 of $0 and $8,800 respectively) with a maturity of 90 days or less. The Company has classified its cash and cash equivalents as amortized cost.

Marketable securities

Marketable securities consist of guaranteed investment certificates with a maturity of greater than 90 days and less than one year. The Company has classified its marketable securities as amortized cost.

Property and equipment [Policy Text Block]
(d)	Property and equipment
Recognition and measurement

Items of property and equipment are measured at cost less accumulated depreciation and accumulated impairment losses. Cost includes the expenditure that is directly attributable to the acquisition of the asset. When parts of an item of property and equipment have different useful lives, they are accounted for as separate items of property and equipment. Gains and losses on disposal of an item of property and equipment are determined by comparing the proceeds from disposal with the carrying amount of property and equipment, and are recognized in profit or loss.

Depreciation
The estimated useful lives and the methods of depreciation are as follows:

Asset	Basis
Lab equipment	20% declining balance
Computer equipment	30% declining balance
Office equipment	20% declining balance
Leaseholds	Straight-line over expected lease term

Estimates for depreciation methods, useful lives and residual values are reviewed at each reporting period-end and adjusted if appropriate. Depreciation expense is recognized in research and development expenses.

Intangible assets [Policy Text Block]
(e)	Intangible assets
Research and development
Expenditures on research activities, undertaken with the prospect of gaining new scientific or technical knowledge and understanding, are recognized in profit or loss as incurred.

Development activities involve a plan or design for the production of new or substantially improved products and processes. Development expenditures are capitalized only if development costs can be measured reliably, the product or process is technically and commercially feasible, future economic benefits are probable, and the Company intends to complete development and has sufficient resources to complete development and to use or sell the asset. Other development expenditures are expensed as incurred. No internal development costs have been capitalized to date.

Research and development expenses include all direct and indirect operating expenses supporting the products in development. The costs incurred in establishing and maintaining patents are expensed as incurred.

Intangible assets

Intangible assets that consist of intellectual property acquired separately, have finite useful lives, and are measured at cost less accumulated amortization and accumulated impairment losses. Subsequent expenditures are capitalized only when they increase the future economic benefits embodied in the specific asset to which they relate. All other expenditures are recognized in profit or loss as incurred.

Amortization is recognized in profit or loss on a straight-line basis over the estimated useful lives of intangible assets from the date they are available for use in the manner intended by management. The Company is amortizing the intangible assets acquired on the acquisition of Fluorinov over five years. The remaining life at December 31, 2018 is 29 months.

The amortization method and amortization period of an intangible asset with a finite life is reviewed at least annually. Changes in the expected useful life or the expected pattern of consumption of future economic benefits embodied in the asset are accounted for by changing the amortization period or method, as appropriate, and are treated as changes in accounting estimates. The amortization expense on intangible assets with finite lives is recognized in research and development expenses.

Impairment of non-financial assets [Policy Text Block]
(f)	Impairment of non-financial assets

The carrying amounts of the Company's non-financial assets are reviewed at each reporting date to determine whether there is any indication of impairment. If such an indication exists, the recoverable amount is estimated. The recoverable amount of an asset or a cash-generating unit is the greater of its value in use and its fair value less costs to sell. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset or cash-generating unit. For the purpose of impairment testing, assets that cannot be tested individually are grouped together into the smallest group of assets that generate cash inflows from continuing use that are largely independent of cash inflows of other assets or cash-generating units. An impairment loss is recognized if the carrying amount of an asset or its related cash-generating unit exceeds its estimated recoverable amount. Impairment losses for intangible assets are recognized in research and development expenses.

Impairment losses recognized in prior periods are assessed at each reporting date for any indications that the loss has decreased or no longer exists. An impairment loss is reversed if there has been a change in the estimates used to determine the recoverable amount. An impairment loss is reversed only to the extent that the asset's carrying amount does not exceed the carrying amount that would have been determined, net of depreciation or amortization, if no impairment loss had been recognized.

Provisions [Policy Text Block]
(g)	Provisions

A provision is recognized if, as a result of a past event, the Company has a present legal or constructive obligation that can be estimated reliably, and it is probable that an outflow of economic benefits will be required to settle the obligation. Provisions are assessed by discounting the expected future cash flows at a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the liability. The unwinding of the discount on provisions is recognized in finance costs.

A provision for onerous contracts is recognized when the unavoidable costs of meeting the obligations under the contract exceed the economic benefits expected to be received under it. The provision is measured at the present value of the lower of the expected cost of terminating the contract and the expected net cost of continuing with the contract.

Government assistance [Policy Text Block]
(h)	Government assistance
Government assistance relating to research and development is recorded as a reduction of expenses when the related expenditures are incurred.

Share-based compensation [Policy Text Block]
(i)	Share-based compensation

The grant-date fair value of share-based payment awards granted to employees is recognized as personnel costs, with a corresponding increase in contributed surplus, over the period that the employees unconditionally become entitled to the awards. The amount recognized as an expense is adjusted to reflect the number of awards for which the related service and non-market vesting conditions are expected to be met, such that the amount ultimately recognized as an expense is based on the number of awards that met the related service and non-market performance conditions at the vesting date.

For equity-settled share-based payment transactions, the Company measures the goods or services received, and the corresponding increase in contributed surplus, at the fair value of the goods or services received, unless that fair value cannot be estimated reliably. If the Company cannot estimate reliably the fair value of the goods or services received, it measures their value by reference to the fair value of the equity instruments granted. Transactions measured by reference to the fair value of the equity instruments granted have their fair values remeasured at each vesting and reporting date until fully vested.

Income taxes [Policy Text Block]
(j)	Income taxes

Deferred tax is recognized in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. Deferred tax is not recognized for temporary differences on the initial recognition of assets or liabilities in a transaction that is not a business combination and that affects neither accounting nor taxable income or loss.

Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset current tax assets and liabilities, and they relate to income taxes levied by the same tax authority on the same taxable entity.

Deferred tax is measured at the tax rates that are expected to be applied to temporary differences when they reverse, based on the laws that have been enacted or substantively enacted at the reporting date. A deferred tax asset is recognized for unused tax losses, tax credits and deductible temporary differences, to the extent that it is probable that future taxable profits will be available against which they can be utilized.

Investment tax credits earned from scientific research and development expenditures are recorded when collectability is reasonably assured.

Loss per share [Policy Text Block]
(k)	Loss per share

Basic loss per share is computed by dividing the net loss available to common shareholders by the weighted average number of shares outstanding during the reporting period. Diluted loss per share is computed similar to basic loss per share except that the weighted average number of shares outstanding is increased to include additional shares for the assumed exercise of stock options, warrants, and conversion of preferred shares, if dilutive. The number of additional shares is calculated by assuming that outstanding preferred shares would convert to common shares and that outstanding stock options and warrants were exercised and the proceeds from such exercises were used to acquire common stock at the average market price during the reporting period. The inclusion of the Company's stock options, warrants and preferred shares in the computation of diluted loss per share has an antidilutive effect on the loss per share and has therefore been excluded from the calculation of diluted loss per share.

Business combinations [Policy Text Block]
(l)	Business combinations

Business combinations are accounted for using the acquisition method. The cost of an acquisition is measured as the aggregate of the consideration transferred measured at the acquisition date fair value. Acquisition costs incurred are expensed and included in general and administrative expenses in the consolidated statements of loss and comprehensive loss. When the Company acquires a business, it assesses the assets acquired and liabilities assumed for appropriate classification and designation in accordance with the contractual terms, economic circumstances and pertinent conditions at the acquisition date. Any contingent consideration to be transferred by the acquirer will be recognized at fair value at the acquisition date. Subsequent changes to the fair value of the contingent consideration that is deemed to be an asset or liability will be recognized in accordance with IFRS 9 Financial Instruments in the consolidated statements of loss and comprehensive loss.

Goodwill is initially measured at cost, being the excess of the aggregate of the consideration transferred and the amount recognized for non-controlling interests, and any previous interest held, over the net identifiable assets acquired and liabilities assumed. If the fair value of the net assets acquired is in excess of the aggregate consideration transferred, the Company re-assesses whether it has correctly identified all of the assets acquired and all of the liabilities assumed and reviews the procedures used to measure the amounts to be recognized at the acquisition date. If the reassessment still results in an excess of the fair value of net assets acquired over the aggregate consideration transferred, then the gain is recognized in the consolidated statements of loss and comprehensive loss.

New standards, amendments and interpretations adopted during 2018 [Policy Text Block]
(m)	New standards, amendments and interpretations adopted during 2018
IFRS 9 Financial Instruments

As at January 1, 2018, the Company adopted IFRS 9 Financial Instruments (“IFRS 9”). The Company has elected to not restate comparative periods in the year of initial application of IFRS 9 relating to the transition for classification, measurement and impairment. As a result, the comparative information provided continues to be accounted for on a basis consistent with those followed in the December 31, 2017 consolidated financial statements.

IFRS 9 replaces the provisions of IAS 39 Financial Instruments: Recognition and Measurement that relate to the recognition, classification and measurement of financial assets and financial liabilities, derecognition of financial instruments, impairment of financial assets and hedge accounting. IFRS 9 also significantly amends other standards dealing with financial instruments such as IFRS 7 Financial Instruments: Disclosures.

Classification and measurement of financial instruments

The Company assessed the classification and measurement of the financial instruments it held at the date of initial application of IFRS 9 (January 1, 2018) and has classified its financial instruments into the appropriate IFRS 9 categories. There were no changes to the carrying value of the Company’s financial instruments resulting from this reclassification and, accordingly, there was no impact to the Company’s opening balance of deficit as at January 1, 2018 as a result of the adoption of IFRS 9.

At initial recognition, the Company measures a financial instrument at its fair value plus, in the case of a financial instrument not at fair value through profit (loss) (“FVTPL”), transaction costs that are directly attributable to the acquisition of the financial instrument. Transaction costs of financial instruments carried at fair value through FVTPL are expensed in profit (loss).

Subsequent measurement of financial assets depends on the Company’s business model for managing the asset and the cash flow characteristics of the asset. There are three measurement categories in which the Company classifies its financial instruments:

Amortized cost: Financial assets that are held for collection of contractual cash flows where those cash flows represent solely payments of principal and interest are measured at amortized cost. Finance income from these financial instruments is recorded in net income (loss) using the effective interest rate method.

Fair value through other comprehensive income (“FVOCI”): Financial instruments that are held for collection of contractual cash flows and for selling the financial instruments, where the financial instruments’ cash flows represent solely payments of principal and interest, are measured at FVOCI. Movements in the carrying amount are taken through OCI, except for the recognition of impairment gains or losses, interest income and foreign exchange gains and losses, which are recognized in net income (loss). When the financial instrument is derecognized, the cumulative gain or loss previously recognized in OCI is reclassified from equity to net income (loss).

FVTPL: Financial instruments that do not meet the criteria for amortized cost or FVOCI are measured at FVTPL. A gain or loss on a financial instrument that is subsequently measured at FVTPL and is not part of a hedging relationship is recognized in net income (loss) and presented net in comprehensive income (loss) in the period in which it arises.

Financial liabilities are subsequently measured at amortized cost using the effective interest method or at FVTPL. Financial liabilities are subsequently measured as FVTPL when the financial liability is (i) contingent consideration of an acquirer in a business combination, (ii) held for trading, or (iii) it is designated as FVTPL if eligible.

Reclassifications of financial instruments on adoption of IFRS 9
On the date of initial application, January 1, 2018, the financial instruments of the Company were as follows, with any reclassifications noted:

Measurement Category
	Original (IAS 39)	New (IFRS 9)
Financial Assets
Cash and cash equivalents	FVTPL	Amortized cost
Marketable securities	FVTPL	Amortized cost
Amounts receivable (excluding amounts due from the federal government)	Amortized cost	Amortized cost
Financial Liabilities
Accounts payable and accrued liabilities	Amortized cost	Amortized cost
Loan payable	Amortized cost	Amortized cost
Other liabilities	FVTPL	FVTPL

The Company’s marketable securities include guaranteed investment certificates (“GICs”) held by the Company which were reclassified from the FVTPL measurement category to amortized cost. At the date of initial application, the Company’s business model meets the criteria for amortized cost. The Company intends to hold the GICs to maturity to collect contractual cash flows and these cash flows consist solely of payments of principal and interest on the principal amount outstanding.

Impairment of financial assets

The Company’s cash and cash equivalents, marketable securities and amounts receivable are subject to IFRS 9’s new expected credit loss model which results in a revision to its impairment methodology. Marketable securities at amortized cost are considered to be low risk, and therefore the impairment provision is determined using a 12-month expected credit loss basis. There was no impact to the Company’s opening balance of deficit as a result of the change in impairment methodology.

IFRS 15 Revenue from Contracts with Customers

As at January 1, 2018, the Company adopted IFRS 15 Revenue from Contracts with Customers which covers principles for reporting about the nature, amount, timing and uncertainty of revenue and cash flows arising from contracts with customers. The adoption of this standard did not have an impact on the consolidated financial statements.

New standards and interpretations not yet effective [Policy Text Block]
(n)	New standards and interpretations not yet effective
IFRS 16, Leases

In January 2016, the IASB issued IFRS 16 Leases (“IFRS 16”) which replaces IAS 17 Leases. IFRS 16 sets out the principles for the recognition, measurement, presentation and disclosure of leases and requires lessees to account for all leases under a single on-balance sheet model, with certain exemptions. The standard includes two recognition exemptions for lessees – leases of “low-value” assets and short-term leases with a lease term of 12 months or less. At the commencement date of a lease, a lessee will recognize a liability to make lease payments and an asset representing the right to use the underlying asset during the lease term. Lessees will be required to separately recognize the interest expense on the lease liability and the depreciation expense on the right-of-use asset. Lessees are also required to remeasure the lease liability upon the occurrence of certain events such as a change in lease term. The lessee will generally recognize the amount of the remeasurement of the lease liability as an adjustment to the right-of-use asset. The new standard will be effective for annual periods beginning on or after January 1, 2019.

The Company plans to adopt IFRS 16 using the modified retrospective transition approach and will elect to use the exemption proposed by the standard on lease contracts for which the lease terms end within 12 months as of the lease commencement date and the lease contracts where the underlying asset is of low value. The Company has leases of certain office equipment (i.e. photocopying machines) that are considered of low value. Management are in the process of assessing the impact of IFRS 16. Management’s preliminary assessment is that the impact on the financial statements is unlikely to be significant.